Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

April 12, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Dear Sir or Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated February 28, 2013, for The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Select 20 Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 22, 2013 (Accession No. 0001206774-13-001135) pursuant to Rule 497( c) under the Securities Act of 1933.

     No XBRL exhibits were filed by the Registrant in connection with the March 8, 2013 (Accession No. 0001206774-13-001005) filing pursuant to Rule 497(c) under the Securities Act of 1933 because the Item 2, 3 and 4 risk/return summary disclosure in that filing did not differ from that which was included in the XBRL exhibits in Post-Effective Amendment No. 80 filed on March 21, 2013.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Bruce G. Leto
Kathryn R. Williams